Borrowings (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Foreign lines of credit and other arrangements	Dec. 31, 2011 Foreign lines of credit and other arrangements	Dec. 31, 2012 4.70% Unsecured notes due 2013	Dec. 31, 2011 4.70% Unsecured notes due 2013	Dec. 31, 2012 Capital lease obligations	Dec. 31, 2011 Capital lease obligations	Dec. 31, 2012 Senior secured term loan facility due 2014	Dec. 31, 2011 Senior secured term loan facility due 2014	Dec. 31, 2012 Senior secured term loan facility due 2017	Dec. 31, 2012 Senior secured term loan facility due March 2018	Dec. 31, 2011 Senior secured term loan facility due March 2018	Dec. 31, 2012 Senior secured term loan facility due September 2018	Sep. 30, 2013 7.375% Senior secured first lien notes due 2019	Dec. 31, 2012 7.375% Senior secured first lien notes due 2019	Mar. 23, 2012 7.375% Senior secured first lien notes due 2019	Dec. 31, 2011 7.375% Senior secured first lien notes due 2019	Sep. 30, 2013 8.875% Senior secured first lien notes due 2020	Dec. 31, 2012 8.875% Senior secured first lien notes due 2020	Dec. 31, 2011 8.875% Senior secured first lien notes due 2020	Sep. 30, 2013 6.75% Senior secured first lien notes due 2020	Dec. 31, 2012 6.75% Senior secured first lien notes due 2020	Dec. 31, 2012 8.25% Senior secured second lien notes due 2021	Dec. 31, 2011 8.25% Senior secured second lien notes due 2021	Dec. 31, 2012 8.75%/10.00% PIK toggle senior secured second lien notes due 2022	Dec. 31, 2011 8.75%/10.00% PIK toggle senior secured second lien notes due 2022	Dec. 31, 2012 8.75% PIK toggle senior second lien notes due 2022	Dec. 31, 2010 8.75% PIK toggle senior second lien notes due 2022	Dec. 31, 2012 10.00% PIK toggle senior second lien notes due 2022	Dec. 31, 2010 10.00% PIK toggle senior second lien notes due 2022	Sep. 30, 2013 12.625% Senior unsecured notes due 2021	Dec. 31, 2012 12.625% Senior unsecured notes due 2021	Dec. 31, 2011 12.625% Senior unsecured notes due 2021	Apr. 10, 2013 9.875% Senior unsecured notes due 2015	Dec. 31, 2012 9.875% Senior unsecured notes due 2015	Dec. 31, 2011 9.875% Senior unsecured notes due 2015	Jan. 30, 2013 10.55% Senior unsecured notes due 2015 (previously senior PIK notes)	Dec. 31, 2012 10.55% Senior unsecured notes due 2015 (previously senior PIK notes)	Dec. 31, 2011 10.55% Senior unsecured notes due 2015 (previously senior PIK notes)	Dec. 31, 2012 11.25% Senior unsecured subordinated notes due 2016	Dec. 31, 2011 11.25% Senior unsecured subordinated notes due 2016	Dec. 31, 2012 4.85% Unsecured notes due 2014	Dec. 31, 2011 4.85% Unsecured notes due 2014	Dec. 31, 2012 4.95% Unsecured notes due 2015	Dec. 31, 2011 4.95% Unsecured notes due 2015
Borrowings
Short-term borrowings		$ 177.2	$ 76.4	$ 177.2	$ 76.4
Current portion of long-term borrowings		79.9	57.0			14.7	14.0	65.2	57.0
Long-term borrowings	22,565.1	22,528.9	22,521.7					68.7	102.2	253.9	6,554.9	2,658.6	4,633.3	4,626.2	728.6		1,568.0		735.0		496.4	494.6		2,120.6	1,985.4	1,983.6	992.7	991.9						2,978.5	2,975.8		783.5	783.5		748.4	748.4	2,500.0	2,500.0	3.5	3.3	8.8	8.3
Total borrowings		22,786.0	22,655.1
Unamortized discount						$ 0.4	$ 1.1			$ 1.3	$ 9.8	$ 12.7	$ 27.3	$ 27.2	$ 21.4		$ 27.0		$ 15.0		$ 13.6	$ 15.4		$ 29.4	$ 14.3	$ 16.1	$ 7.3	$ 8.1						$ 21.5	$ 24.2									$ 0.3	$ 0.5	$ 1.0	$ 1.5
Interest rate (as a percent)						4.70%										7.375%	7.375%	7.375%		8.875%	8.875%		6.75%	6.75%	8.25%				8.75%	8.75%	10.00%	10.00%	12.625%	12.625%		9.875%	9.875%		10.55%	10.55%		11.25%		4.85%		4.95%